Loans and Allowance for Credit Losses - Schedule of Categories of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements
Total gross loans	$ 491,559	$ 490,971
Less allowance for credit losses	(4,261)	(4,026)	$ (3,918)
Total loans	487,298	486,945
Commercial and industrial loans
Fair Value Measurements
Total gross loans	92,019	98,795
Less allowance for credit losses	(544)	(557)	(479)
Commercial real estate - secured by residential mortgages
Fair Value Measurements
Total gross loans	62,963	47,822
Commercial real estate - other
Fair Value Measurements
Total gross loans	240,085	243,851
Residential real estate
Fair Value Measurements
Total gross loans	89,580	91,737
Consumer loans
Fair Value Measurements
Total gross loans	6,912	8,766
Less allowance for credit losses	$ (112)	$ (131)	$ (94)